UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    August 11, 2006


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       105

Form 13F Information Table Value Total:       1,498,049,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE


				Title of		Value 		Shares/		SH/	PUT/	Invtmnt	Other	      Voting Authority
Issuer				Class	CUSIP		* $1000.00	PRN Amount	PRN	CALL	Dscretn	Mgrs	Sole	  Shared    None

ABIOMED INC			CS	003654100	1,657.35	127,000.00	SH		SOLE		127,000.00
AGREE REALTY CORP		CS	008492100	5,200.81	153,100.00	SH		SOLE		153,100.00
ADC TELECOMMUNICATIONS INC	CS	000886309	2,211.00	134,000.00	SH		SOLE		134,000.00
ADOLOR CORPORATION		CS	00724X102	6,858.50	275,000.00	SH		SOLE		275,000.00
ASSOCIATED ESTATES REALTY CP	CS	045604105	543.12		43,800.00	SH		SOLE		43,800.00
Altus Pharmaceuticals		CS	02216N105	5,592.29	303,105.00	SH		SOLE		303,105.00
ALEXION PHARMACEUTICALS INC	CS	015351109	12,565.00	350,000.00	SH		SOLE		350,000.00
ALEXION PHARMA 			CS	015351109	10,770.00	300,000.00	SH		SOLE		300,000.00
ALEXION PHARM 1.375 2/1/2012	CB	015351AF6	2,608.60	2,000,000.00	PRN		SOLE		2,000,000.00
AmeriVest Properties Inc	CS	03071L101	9,236.56	2,104,000.00	SH		SOLE		2,104,000.00
AOC 3.5% 11/15/2012		CB	037389AT0	34,963.30	21,500,000.00	PRN		SOLE		21,500,000.00
AUXILIUM PHARMACEUTICALS INC	CS	05334D107	9,558.51	1,228,600.00	SH		SOLE		1,228,600.00
Avigen				CS	53690103	2,284.90	441,100.00	SH		SOLE		441,100.00
ADVANCED MAGNETICS INC		CS	00753P103	7,944.84	262,900.00	SH		SOLE		262,900.00
BASIC ENERGY SERVICES		CS	06985P100	764.25		25,000.00	SH		SOLE		25,000.00
BRINKS				CS	109696104	11,282.00	200,000.00	SH		SOLE		200,000.00
BIOMARIN PHARMACEUTICAL INC.	CS	09061G101	5,381.25	375,000.00	SH		SOLE		375,000.00
CONTINENTAL AIRLINES CL B	CS	210795308	4,832.10	162,151.00	SH		SOLE		162,151.00
CBRL Group Inc			CS	12489V106	5,728.73	162,471.00	SH		SOLE		162,471.00
COMDISCO HOLDING COMPANY	CS	200334100	14,489.81	946,428.00	SH		SOLE		946,428.00
COEUR DALENE MINES CORP		CS	192108108000	135.64		28,200.00	SH		SOLE		28,200.00
CEPH 2% 06/01/2015		CB	156708AP4	17,585.00	12,500,000.00	PRN		SOLE		12,500,000.00
CHARTER COMMUNICATIONS		CS	16117M107	5,516.40	5,060,914.00	SH		SOLE		5,060,914.00
Conseco Inc			CS	208464883	762.30		33,000.00	SH		SOLE		33,000.00
CABOT OIL & GAS CORP		CS	127097103	8,364.30	170,700.00	SH		SOLE		170,700.00
CONOR MEDSYSTEMS		CS	208264101	6,971.90	252,880.00	SH		SOLE		252,880.00
COMPLETE PRODUCTION SERVICES	CS	20453e109	1,205.64	51,000.00	SH		SOLE		51,000.00
CAROLCO PICTURES INC		CS	143763100000	0.00		50,000.00	SH		SOLE		50,000.00
CARRAMERICA REALTY CORP		CS	144418100	16,211.75	363,900.00	SH		SOLE		363,900.00
CARDIOME PHARMA CORPORATION	CS	14159U202	3,528.00	400,000.00	SH		SOLE		400,000.00
DRESS BARN 2.50% 12/15/2024 REG	CB	261570AB1	12,500.00	5,000,000.00	PRN		SOLE		5,000,000.00
DELPHI CORP			CS	247126105	4,517.49	2,657,347.00	SH		SOLE		2,657,347.00
DORAL FINANCIAL CORP		CS	25811P100	7,371.50	1,150,000.00	SH		SOLE		1,150,000.00
DEUTSHE TELEKOM			CS	251566105	15,484.98	965,398.00	SH		SOLE		965,398.00
Emisphere Technology		CS	291345106	6,056.42	706,700.00	SH		SOLE		706,700.00
ENERGY PARTNERS LTD		CS	29270U105	15,539.00	820,000.00	SH		SOLE		820,000.00
EMBARQ CORPORATION		CS	29078E105	7,032.31	171,561.50	SH		SOLE		171,561.50
GM 5.25% 3/06/2032 SERIES B	PS	370442733	36,221.08	1,931,791.00	SH		SOLE		1,931,791.00
GENERAL ELECTRIC		CS	369604103	339.49		10,300.00	SH		SOLE		10,300.00
GENERAL MOTORS CORP		CS	370442105	5,973.40	200,517.00	SH		SOLE		200,517.00
GM 6.25% 7/15/33 PREF		CNVPFD	370442717	8,524.40	422,000.00	SH		SOLE		422,000.00
GOVERNMENT PROPERTIES TRUST	CS	38374W107	1,878.07	197,900.00	SH		SOLE		197,900.00
CHINA GRENTECH CORP LTD-ADR	CS	16938P107	106.60		10,000.00	SH		SOLE		10,000.00
GM 4 1/2 % PREF 3/06/32		PS	370442741	21,679.40	888,500.00	SH		SOLE		888,500.00
HCC 2% 09/01/			CB	404132AC6	10,410.00	7,500,000.00	PRN		SOLE		7,500,000.00
SUN-TIMES MEDIA GROUP - CL A	CS	86688q100	11,330.33	1,411,000.00	SH		SOLE		1,411,000.00
HERITAGE PROPERTY INVESTMENT	CS	42725M107	8,730.00	250,000.00	SH		SOLE		250,000.00
INDEVUS PHARMACEUTICALS		CS	454072109	6,858.29	1,253,800.00	SH		SOLE		1,253,800.00
INTL GAME TECH 0% 1/29/2033	CB	459902AM40B0	30,213.75	37,500,000.00	PRN		SOLE		37,500,000.00
INTERPUBLIC GRP 5.375% 12/15/06	PS	460690308	5,535.10	172,165.00	SH		SOLE		172,165.00
J CREW GROUP INC		CS	46612H402	686.25		25,000.00	SH		SOLE		25,000.00
JACUZZI BRANDS			CS	469865109	11,374.00	1,292,500.00	SH		SOLE		1,292,500.00
Kerr-McGee Corp			CS	492386107	117,912.00	1,700,000.00	SH		SOLE		1,700,000.00
KEY ENERGY SERVICES INC		CS	492914106	31,032.23	2,034,900.00	SH		SOLE		2,034,900.00
KINROSS GOLD CORP		CS	496902404	7,059.99	648,300.00	SH		SOLE		648,300.00
Kinder Morgan			CS	49455P101	54,480.01	545,400.00	SH		SOLE		545,400.00
KKR PRIVATE EQUITY INV (144a)	CS	00B13BNQ35	2,071.08	94,140.00	SH		SOLE		94,140.00
MASTERCARD INC-CLASS A		CS	57636Q104	2,400.00	50,000.00	SH		SOLE		50,000.00
MEQ 7/06 - 30 C			OC	5846999g9	932.24		344.00			CALL	SOLE		344.00
MEQ 8/06 32.50 C		OC	MEQ+HZ		2,710.00	1,000.00		CALL	SOLE		1,000.00
MERRILL LYNCH VAR 3/13/2032	CB	590188W46	42,060.83	38,595,000.00	PRN		SOLE		38,595,000.00
MIRANT CORP			CS	60467R100	72,026.63	2,687,561.00	SH		SOLE		2,687,561.00
MIRANT CORP WARRANTS		WT	60467R126	3,923.25	368,380.00	SH		SOLE		368,380.00
ALTRIA GROUP INC		CS	02209S103	30,907.49	420,911.00	SH		SOLE		420,911.00
MITTAL STEEL CO			CS	68684P101	18,523.41	607,126.00	SH		SOLE		607,126.00
MICRON TECHNOLOGY INC		CS	595112103	9,070.61	602,298.00	SH		SOLE		602,298.00
MVK 4% 06/15/33			CB	577914AB0	2,196.80	1,000,000.00	PRN		SOLE		1,000,000.00
MVK 1.875$ 11/15/25 REG		CB	577914AD6	3,281.20	2,000,000.00	PRN		SOLE		2,000,000.00
MUELLER WATER PRODUCTS INC-A	CS	624758108	278.56		16,000.00	SH		SOLE		16,000.00
MYOGEN INC			CS	62856E104	6,386.60	220,000.00	SH		SOLE		220,000.00
NTL INCORPORATED		CS	62941W101	15,630.43	627,728.00	SH		SOLE		627,728.00
NYSE GROUP INC			CS	62949W103	10,387.46	151,686.00	SH		SOLE		151,686.00
ONE LIBERTY PROPERTIES INC	CS	682406103	8,299.20	436,800.00	SH		SOLE		436,800.00
PANAMSAT HOLDING CORP		CS	69831Y105	23,284.98	932,145.00	SH		SOLE		932,145.00
PANACOS PHARMACEUTICALS		CS	69811Q106	1,671.00	300,000.00	SH		SOLE		300,000.00
PFIZER CORP			CS	717081103	42,136.18	1,795,321.00	SH		SOLE		1,795,321.00
PIONEER NATURAL RESOURCES CO	CS	723787107	10,312.30	222,200.00	SH		SOLE		222,200.00
QWEST COMMUNICATIONS		CS	749121109	6,281.95	776,508.00	SH		SOLE		776,508.00
REGENERON PHARMACEUTICALS	CS	75886F107	5,773.50	450,000.00	SH		SOLE		450,000.00
ROLTA INDIA- REG S SPONS GDR	CS	775790207	112.00		20,000.00	SH		SOLE		20,000.00
RETAIL VENTURES INC		CS	76128Y102	8,785.26	493,000.00	SH		SOLE		493,000.00
RYANS RESTAURANT GROUP INC	CS	783520109	8,302.00	700,000.00	SH		SOLE		700,000.00
SCHERING-PLOUGH 6% PFD 9/14/07 	PS	806605606	26,639.88	531,204.00	SH		SOLE		531,204.00
SCHLUMBERGER 1.50% 6/1/23	CB	806857AC2	38,958.46	21,505,000.00	PRN		SOLE		21,505,000.00
SOMAXON PHARMACEUTICALS		CS	834453102	3,483.51	226,202.00	SH		SOLE		226,202.00
Supervalu Inc			CS	868536103	15,293.45	498,158.00	SH		SOLE		498,158.00
THRESHOLD PHARMACEUTICALS	CS	885807107	1,476.91	424,400.00	SH		SOLE		424,400.00
360 NETWORKS EQUITY		CS	885575100	15,386.24	2,367,114.00	SH		SOLE		2,367,114.00
TRIBUNE CO			CS	896047107	115,360.00	3,557,200.00	SH		SOLE		3,557,200.00
TRIARC COMPANIES-B		CS	895927309	154.80		10,000.00	SH		SOLE		10,000.00
USG CORP			CS	903293405	111,611.84	1,541,332.00	SH		SOLE		1,541,332.00
LU 01/07 - 5 C			OC	5494639A7	2,376.44	9,820.00		CALL	SOLE		9,820.00
GE JAN-07 40 CALL		OC	3696049a3	866.85		263.00			CALL	SOLE		263.00
IGT 1/07-40 C			OC	4e599w9a2	3,224.90	850.00			CALL	SOLE		850.00
IGT1/07-45 C			OC	4E599W9A2	1,270.99	335.00			CALL	SOLE		335.00
VERASUN ENERGY CORP		CS	92336G106	288.75		10,000.00	SH		SOLE		10,000.00
VIVUS INC			CS	928551100	3,688.13	965,480.00	SH		SOLE		965,480.00
WENDY'S				CS	950590109	104,076.80	1,785,500.00	SH		SOLE		1,782,900.00
Whirlpool Corp			CS	963320106	710.79		8,600.00	SH		SOLE		8,600.00
WARNER MUSIC GROUP CORP		CS	934550104	6,176.06	209,500.00	SH		SOLE		209,500.00
WABASH NATIONAL			CS	929566107	319.56		20,805.00	SH		SOLE		20,805.00
WELLSFORD REAL PROPERTIES	CS	950240200	5,994.44	847,870.00	SH		SOLE		847,870.00
UNITED STATES STEEL CORP	CS	912909108	22,387.70	319,277.00	SH		SOLE		319,277.00
XEROX 6.25% 7/01/06 PREFERRED	PS	984121509	21,353.48	189,755.00	SH		SOLE		189,755.00
Xenoport Inc.			CS	98411C100	5,603.83	311,055.00	SH		SOLE		311,055.00
							1,498,048.71
